Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 02, 2013
Components of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) are as follows:

	As at
	March 2, 2013	March 3, 2012	February 26, 2011

Accumulated net unrealized gains on available-for-sale investments	$2	$2	$5
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	(6)	38	(15)

Accumulated other comprehensive income (loss)	$(4)	$40	$(10)